Commitments And Contingent Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Operating lease agreements, expiring year	2020
Rent expenses	$ 8,287	$ 6,570	$ 6,224